Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes for the years ended December 31, 2013 and 2012 consists of the following:

	12-31-2013	12-31-2012
Current tax	$-	$-
Benefits of deferred tax assets	733,389	535,995
Change in valuation allowance	(733,389)	(535,995)
Provision for income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Below is a summary of deferred tax asset calculations as of December 31, 2013 based on a 34% income tax rate. Currently there is no reasonable assurance that the Company will be able to take advantage of a deferred tax asset. Thus, an offsetting allowance has been established for the deferred asset.

	Deferred tax asset	34% tax rate
Net operating loss	$4,549,000	$1,622,160
Research credit		75,500
Valuation allowance		(1,697,660)
Deferred tax asset		$-
	Deferred tax asset	34% tax rate
Net operating loss	$2,408,446	$818,871
Research credit		69,986
Valuation allowance		(888,857)
Deferred tax asset		$-